Bank Note Payable (Details Textual) ¥ in Millions	1 Months Ended	12 Months Ended
	Dec. 20, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 20, 2016 CNY (¥)
Bank Notes Payable (Textual)
Bank notes payable			$ 720,000
Interest expense		$ 1,012,960	1,450,389	$ 1,032,329
Beijing REIT [Member]
Bank Notes Payable (Textual)
Bank notes payable			$ 720,000		¥ 5
Interest rate of per annum	5.60%				5.60%
Restricted cash	$ 144,000				¥ 1
Maturity date	Dec. 31, 2017